Rights to use airport facilities	12 Months Ended
Dec. 31, 2019
Disclosure Of Rights To Use Airport Facilities [Abstract]
Rights to use airport facilities
10.	Rights to use airport facilities

The value of the rights to use airport facilities as of December 31, 2017, 2018 and 2019 was as follows (only Mexican airports):

	December 31, 2017		December 31, 2018		December 31, 2019
Rights to use airport facilities	Ps.	2,117,708	Ps.	2,117,708	Ps.	2,117,708
Less - accumulated amortization		(1,130,713)		(1,187,412)		(1,244,110)
	Ps.	986,995	Ps.	930,296	Ps.	873,598

The amortization charge for the years ended December 31, 2017, 2018 and 2019 amounts to Ps. 56,700, Ps. 56,699 and Ps. 56,698, respectively.